INCOME TAXES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Maximum statutory federal rate (as a percent)	35.00%
Tax bad debt reserve for which no deferred income tax liability has been recognized	$ 3,044,000	$ 3,044,000
Unrecorded deferred income tax liability	$ 1,157,000	$ 1,157,000